DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of interest Rate Profile of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	$ (1,307)	$ (1,207)
Fixed rate financial liabilities (exchangeable note)	(82,021)	(81,382)	$ (92,955)
Fixed rate financial liabilities (lease payables)	(20,149)	(962)
Financial assets (short-term deposits and short-term investments)	8,956	23,423
Financial assets (lease receivables)	684	835
Total interest earning financial and interest bearing financial liabilities	$ (86,393)	$ (59,293)